Property, plant & equipment - Summary of Premises and Equipment (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 71,205	$ 62,183
Ending balance	78,730	71,205	$ 62,183
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,452	5,230
Ending balance	5,219	5,452	5,230
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,204	13,576
Ending balance	14,270	14,204	13,576
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,313	20,799
Ending balance	23,522	22,313	20,799
Refrigeration Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,571	7,829
Ending balance	10,547	9,571	7,829
Returnable Bottles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,894	6,757
Ending balance	9,155	7,894	6,757
Investments in Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10,403	6,734
Ending balance	14,809	10,403	6,734
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	505	491
Ending balance	223	505	491
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	863	767
Ending balance	985	863	767
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	127,827	113,961	109,165
Additions	20,112	18,727	12,292
Additions from business combinations		1,306
Transfer of completed projects in progress	0	0	0
Disposals	(2,643)	(2,574)	(6,697)
Effects of changes in foreign exchange rates	(11,341)	(8,416)	(3,790)
Changes in value on the recognition of inflation effects	3,847	4,823	2,991
Ending balance	137,802	127,827	113,961
Cost | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,452	5,230	5,240
Additions	1	267	0
Additions from business combinations		36
Transfer of completed projects in progress	72	139	0
Disposals	(8)	(18)	(6)
Effects of changes in foreign exchange rates	(475)	(424)	(144)
Changes in value on the recognition of inflation effects	177	222	140
Ending balance	5,219	5,452	5,230
Cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	20,247	19,074	18,653
Additions	27	38	21
Additions from business combinations		289
Transfer of completed projects in progress	1,506	1,477	731
Disposals	(44)	(209)	(20)
Effects of changes in foreign exchange rates	(1,908)	(1,157)	(637)
Changes in value on the recognition of inflation effects	592	735	326
Ending balance	20,420	20,247	19,074
Cost | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	44,580	41,177	39,664
Additions	211	399	61
Additions from business combinations		365
Transfer of completed projects in progress	5,415	4,248	4,791
Disposals	(1,071)	(858)	(2,680)
Effects of changes in foreign exchange rates	(4,788)	(3,225)	(1,919)
Changes in value on the recognition of inflation effects	1,895	2,474	1,260
Ending balance	46,242	44,580	41,177
Cost | Refrigeration Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21,866	20,129	20,202
Additions	855	939	427
Additions from business combinations		126
Transfer of completed projects in progress	2,346	2,485	1,351
Disposals	(1,245)	(1,072)	(1,614)
Effects of changes in foreign exchange rates	(1,298)	(1,277)	(556)
Changes in value on the recognition of inflation effects	400	536	319
Ending balance	22,924	21,866	20,129
Cost | Returnable Bottles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,969	19,433	17,924
Additions	2,782	4,123	3,655
Additions from business combinations		8
Transfer of completed projects in progress	2,110	645	31
Disposals	(270)	(381)	(2,299)
Effects of changes in foreign exchange rates	(2,155)	(1,708)	(365)
Changes in value on the recognition of inflation effects	655	849	487
Ending balance	26,091	22,969	19,433
Cost | Investments in Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10,403	6,734	5,894
Additions	15,939	12,641	7,911
Additions from business combinations		482
Transfer of completed projects in progress	(11,109)	(9,023)	(7,001)
Disposals	(2)	0	0
Effects of changes in foreign exchange rates	(550)	(438)	(70)
Changes in value on the recognition of inflation effects	128	7	0
Ending balance	14,809	10,403	6,734
Cost | Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	897	886	737
Additions	0	26	0
Additions from business combinations		0
Transfer of completed projects in progress	(331)	27	95
Disposals	0	(27)	(62)
Effects of changes in foreign exchange rates	(51)	(15)	(22)
Changes in value on the recognition of inflation effects	0	0	138
Ending balance	515	897	886
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,413	1,298	851
Additions	297	294	217
Additions from business combinations		0
Transfer of completed projects in progress	(9)	2	2
Disposals	(3)	(9)	(16)
Effects of changes in foreign exchange rates	(116)	(172)	(77)
Changes in value on the recognition of inflation effects	0	0	321
Ending balance	1,582	1,413	1,298
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(56,622)	(51,778)	(49,705)
Depreciation for the year	(8,919)	(8,997)	(8,284)
Disposals	2,373	2,323	6,297
Effects of changes in foreign exchange rates	6,534	4,817	1,679
Changes in value on the recognition of inflation effects	(2,438)	(2,987)	(1,765)
Ending balance	(59,072)	(56,622)	(51,778)
Accumulated Depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Depreciation for the year		0	0
Disposals		0	0
Effects of changes in foreign exchange rates		0	0
Changes in value on the recognition of inflation effects		0	0
Ending balance	0	0	0
Accumulated Depreciation | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(6,043)	(5,498)	(5,043)
Depreciation for the year	(555)	(835)	(484)
Disposals	26	194	6
Effects of changes in foreign exchange rates	640	340	162
Changes in value on the recognition of inflation effects	(218)	(244)	(139)
Ending balance	(6,150)	(6,043)	(5,498)
Accumulated Depreciation | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(22,267)	(20,378)	(19,842)
Depreciation for the year	(3,101)	(3,331)	(2,793)
Disposals	825	854	2,336
Effects of changes in foreign exchange rates	3,087	2,193	867
Changes in value on the recognition of inflation effects	(1,264)	(1,605)	(946)
Ending balance	(22,720)	(22,267)	(20,378)
Accumulated Depreciation | Refrigeration Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(12,295)	(12,300)	(11,859)
Depreciation for the year	(1,844)	(1,437)	(2,097)
Disposals	1,260	936	1,493
Effects of changes in foreign exchange rates	793	860	372
Changes in value on the recognition of inflation effects	(291)	(354)	(209)
Ending balance	(12,377)	(12,295)	(12,300)
Accumulated Depreciation | Returnable Bottles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(15,075)	(12,676)	(12,153)
Depreciation for the year	(3,256)	(3,234)	(2,708)
Disposals	261	306	2,390
Effects of changes in foreign exchange rates	1,783	1,274	222
Changes in value on the recognition of inflation effects	(649)	(745)	(427)
Ending balance	(16,936)	(15,075)	(12,676)
Accumulated Depreciation | Investments in Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Depreciation for the year		0	0
Disposals		0	0
Effects of changes in foreign exchange rates		0	0
Changes in value on the recognition of inflation effects		0	0
Ending balance	0	0	0
Accumulated Depreciation | Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(392)	(395)	(379)
Depreciation for the year	(15)	(25)	(80)
Disposals	0	26	62
Effects of changes in foreign exchange rates	117	7	8
Changes in value on the recognition of inflation effects	(2)	(5)	(6)
Ending balance	(292)	(392)	(395)
Accumulated Depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(550)	(531)	(429)
Depreciation for the year	(148)	(135)	(122)
Disposals	1	7	10
Effects of changes in foreign exchange rates	114	143	48
Changes in value on the recognition of inflation effects	(14)	(34)	(38)
Ending balance	$ (597)	$ (550)	$ (531)